Related Party Transactions and Balances (Tables)	9 Months Ended
Sep. 30, 2026
Schedule of compensation costs for key management personnel
	Three months ended September 30, 2026	Three months ended September 30, 2025	Nine months ended September 30, 2026	Nine months ended September 30, 2025
Salaries, benefits, and consulting fees	$425	$304	$1,307	$1,227
Share-based payments	736	949	2,747	2,285
	$1,161	$1,253	$4,054	$3,512

Schedule of amounts due to/from related parties
	September 30, 2026	December 31, 2025
Oniva International Services Corp.	$79	$98
Silver Wolf Exploration Ltd.	(236)	(239)
	$(157)	$(141)

Schedule of other related party transactions
	Three months ended September 30, 2026	Three months ended September 30, 2025	Nine months ended September 30, 2026	Nine months ended September 30, 2025
Salaries and benefits	$365	$261	$1,305	$834
Office and miscellaneous	114	131	486	402
	$479	$392	$1,791	$1,236